SCHEDULE OF LIQUIDITY RISKS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables - Carrying amount	$ 1,834
Trade payables - Within 1 year	1,834
Trade payables - over 1 year
Other accounts payable - Carrying amount	918	$ 2,534
Other accounts payable - Within 1 year	918
Other accounts payable - over 1 year
Loans - Carrying amounts	934
Loans - Within 1 year	826	1,166
Loans - over 1 year	108	228
Lease liability - Carrying amount	458	600
Lease liability - Within 1 year	217	190
Lease liability - over 1 year	$ 241	$ 410